Loans Receivable, Net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Loans Receivable, Net
(4)          Loans Receivable, Net

Loans receivable, net, at December 31, 2020 and 2019 are summarized below.

	December 31,
	2020		2019
	Balance	% of Total Gross Loans	Balance	% of Total Gross Loans
Residential Real Estate Loans	$78,907,159	15.8%	$86,404,304	18.4%
Consumer Loans	55,335,425	11.1%	56,331,013	12.0%
Commercial Business Loans	19,704,862	3.9%	22,234,189	4.8%
Commercial Real Estate Loans	299,299,647	59.8%	303,550,905	64.8%
Paycheck Protection Program Loans	47,105,618	9.4%	—	—%
Total Loans Held For Investment	500,352,711	100.0%	468,520,411	100.0%
Loans Held For Sale	5,693,400		3,990,606
Total Loans Receivable, Gross	506,046,111		472,511,017
Less:
Allowance For Loan Losses	12,842,896		9,225,574
Loans in Process	12,197,417		9,957,140
Deferred Loan Fees	1,838,426		469,568
	26,878,739		19,652,282
Total Loans Receivable, Net	$479,167,372		$452,858,735

During the year ended December 31, 2020, the Bank participated in the SBA Paycheck Protection Program (“PPP”), a guaranteed unsecured loan program enacted under the CARES Act to provide near-term relief to help small businesses impacted by COVID-19 sustain operations. PPP loans loans totaled $47.1 million at December 31, 2020, all of which are fully guaranteed by the SBA. The Bank expects that the great majority of PPP borrowers will seek full or partial forgiveness of their loan obligations in accordance with the CARES Act. The CAA, 2021 renewed and extended the PPP until March 31, 2021. As a result, in January 2021, the Bank began accepting and processing loan applications under this second PPP program. The Bank earns 1% interest on PPP loans as well as a fee from the SBA to cover processing costs, which is amortized over the life of the loan. The maturity date of the PPP loan is either two or five years from the date of loan origination. The balance of unamortized net deferred fees on PPP loans was $1.4 million at December 31, 2020.

The Bank uses a risk based approach based on the following credit quality measures when analyzing the loan portfolio: pass, caution, special mention, and substandard. These indicators are used to rate the credit quality of loans for the purposes of determining the Bank’s allowance for loan losses. Pass loans are loans that are performing and are deemed adequately protected by the net worth of the borrower or the underlying collateral value. These loans are considered to have the least amount of risk in terms of determining the allowance for loan losses. Loans that are graded as substandard are considered to have the most risk. These loans typically have an identified weakness or weaknesses and are inadequately protected by the net worth of the borrower or collateral value. All loans 90 days or more past due are automatically classified in this category. The caution and special mention categories fall in between the pass and substandard grades and consist of loans that do not currently expose the Bank to sufficient risk to warrant adverse classification but possess weaknesses.
(4)          Loans Receivable, Net, Continued
The following tables summarize the loan grades used by the Bank to measure the credit quality of gross loans receivable, excluding those held for sale, by loan segment at December 31, 2020 and 2019.

December 31, 2020	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$65,437,564	$9,675,300	$799,446	$2,994,849	$78,907,159
Consumer	42,926,887	10,525,814	891,107	991,617	55,335,425
Commercial Business	15,315,677	3,851,517	309,100	228,568	19,704,862
Commercial Real Estate	221,696,863	56,642,660	16,349,302	4,610,822	299,299,647
PPP	47,105,618	—	—	—	47,105,618
Total	$392,482,609	$80,695,291	$18,348,955	$8,825,856	$500,352,711

December 31, 2019	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$76,674,539	$4,612,182	$1,155,802	$3,961,781	$86,404,304
Consumer	44,294,400	9,617,301	624,248	1,795,064	56,331,013
Commercial Business	16,140,592	5,486,393	301,462	305,742	22,234,189
Commercial Real Estate	230,810,756	56,025,352	14,285,015	2,429,782	303,550,905
Total	$367,920,287	$75,741,228	$16,366,527	$8,492,369	$468,520,411

The following tables present an age analysis of past due balances by category at December 31, 2020 and 2019.

	December 31, 2020
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$152,634	$160,152	$312,786	$78,594,373	$78,907,159
Consumer	292,498	30,610	91,870	414,978	54,920,447	55,335,425
Commercial Business	49,554	—	7,152	56,706	19,648,156	19,704,862
Commercial Real Estate	735,456	346,850	550,409	1,632,715	297,666,932	299,299,647
PPP	—	—	—	—	47,105,618	47,105,618
Total	$1,077,508	$530,094	$809,583	$2,417,185	$497,935,526	$500,352,711

	December 31, 2019
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$355,290	$144,209	$499,499	$85,904,805	$86,404,304
Consumer	422,443	217,542	81,736	721,721	55,609,292	56,331,013
Commercial Business	147,959	76,515	20,316	244,790	21,989,399	22,234,189
Commercial Real Estate	3,849,424	—	1,352,716	5,202,140	298,348,765	303,550,905
Total	$4,419,826	$649,347	$1,598,977	$6,668,150	$461,852,261	$468,520,411

At December 31, 2020 and 2019, the Bank did not have any loans that were 90 days or more past due and still accruing interest. Our strategy is to work with our borrowers to reach acceptable payment plans while protecting our interests in the existing collateral.  In the event an acceptable arrangement cannot be reached, we may have to acquire these properties through foreclosure or other means and subsequently sell, develop, or liquidate them.
(4)          Loans Receivable, Net, Continued

The following table shows non-accrual loans by category at December 31, 2020 compared to 2019.

	December 31, 2020		December 31, 2019		Increase (Decrease)
	Amount	Percent (1)	Amount	Percent (1)	$	%
Non-accrual Loans:
Residential Real Estate	$1,682,240	0.4%	$1,520,485	0.3%	$161,755	10.6%
Consumer	402,878	0.1	319,280	0.1	83,598	26.2
Commercial Business	100,408	—	122,605	—	(22,197)	(18.1)
Commercial Real Estate	939,946	0.2	1,474,036	0.3	(534,090)	(36.2)
Total Non-accrual Loans	$3,125,472	0.7%	$3,436,406	0.7%	$(310,934)	(9.0)%
(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.

The following tables show the allowance for loan losses by loan category for the years ended December 31, 2020, 2019 and 2018.

	For the Year Ended December 31, 2020
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,390,594	$1,210,849	$544,764	$6,079,367	$9,225,574
Provision	136,063	251,948	655,317	2,556,672	3,600,000
Charge-Offs	(9)	(226,760)	(35,048)	(19,453)	(281,270)
Recoveries	2,300	62,618	—	233,674	298,592
Ending Balance	$1,528,948	$1,298,655	$1,165,033	$8,850,260	$12,842,896

	For the Year Ended December 31, 2019
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,191,443	$1,203,593	$923,600	$5,853,081	$9,171,717
Provision	227,624	324,394	(392,817)	215,799	375,000
Charge-Offs	(34,599)	(432,003)	(1,132)	(517,583)	(985,317)
Recoveries	6,126	114,865	15,113	528,070	664,174
Ending Balance	$1,390,594	$1,210,849	$544,764	$6,079,367	$9,225,574

	For the Year Ended December 31, 2018
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,233,843	$1,144,815	$1,011,227	$4,831,733	$8,221,618
Provision	2,411	173,235	(55,109)	804,463	925,000
Charge-Offs	(46,419)	(224,954)	(32,518)	(351,894)	(655,785)
Recoveries	1,608	110,497	—	568,779	680,884
Ending Balance	$1,191,443	$1,203,593	$923,600	$5,853,081	$9,171,717
(4)          Loans Receivable, Net, Continued

The following tables summarize the impaired loans evaluated individually and collectively for impairment within the allowance for loan losses and loans receivable balances at December 31, 2020 and 2019.

	Allowance For Loan Losses			Loans Receivable
December 31, 2020	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,528,948	$1,528,948	$1,284,303	$77,622,856	$78,907,159
Consumer	—	1,298,655	1,298,655	161,869	55,173,556	55,335,425
Commercial Business	—	1,165,033	1,165,033	53,047	19,651,815	19,704,862
Commercial Real Estate	—	8,850,260	8,850,260	720,111	298,579,536	299,299,647
PPP	—	—	—	—	47,105,618	47,105,618
Total	$—	$12,842,896	$12,842,896	$2,219,330	$498,133,381	$500,352,711
December 31, 2019
Residential Real Estate	$—	$1,390,594	$1,390,594	$1,086,433	$85,317,871	$86,404,304
Consumer	—	1,210,849	1,210,849	184,402	56,146,611	56,331,013
Commercial Business	—	544,764	544,764	64,406	22,169,783	22,234,189
Commercial Real Estate	—	6,079,367	6,079,367	1,894,642	301,656,263	303,550,905
Total	$—	$9,225,574	$9,225,574	$3,229,883	$465,290,528	$468,520,411

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment and records the loan at fair value. Fair value is estimated using one of the following methods: fair value of the collateral less estimated costs to sale, discounted cash flows, or market value of the loan based on similar debt. The fair value of the collateral less estimated costs to sell is the most frequently used method. Typically, the Company reviews the most recent appraisal and, if it is over 24 months old, will request a new third party appraisal. Depending on the particular circumstances surrounding the loan, including the location of the collateral, the date of the most recent appraisal and the value of the collateral relative to the recorded investment in the loan, management may order an independent appraisal immediately or, in some instances, may elect to perform an internal analysis. The average balance of total impaired loans was $3.9 million for year ended December 31, 2020 compared to $6.4 million for the year ended December 31, 2019.

The following tables present information related to impaired loans by loan category as of and for the years ended December 31, 2020, 2019 and 2018.

	December 31, 2020
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,284,303	$1,284,303	$—	$1,877,590	$24,597
Consumer	161,869	170,169	—	210,722	1,591
Commercial Business	53,047	948,046	—	58,597	—
Commercial Real Estate	720,111	865,531	—	1,717,842	56,737
Total	$2,219,330	$3,268,049	$—	$3,864,751	$82,925
(4)       Loans Receivable, Net, Continued

	December 31, 2019
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,086,433	$1,086,433	$—	$1,322,609	$—
Consumer	184,402	192,702	—	1,106,795	—
Commercial Business	64,406	959,406	—	71,422	—
Commercial Real Estate	1,894,642	2,066,862	—	3,893,786	54,372
Total	$3,229,883	$4,305,403	$—	$6,394,612	$54,372

	December 31, 2018
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,700,861	$1,700,861	$—	$1,743,906	$31,853
Consumer	986,380	994,680	—	502,479	—
Commercial Business	77,206	972,206	—	85,020	—
Commercial Real Estate	5,084,458	6,116,761	—	8,052,817	212,186
With an Allowance Recorded:
Consumer	73,662	73,662	73,662	6,139	—
Commercial Real Estate	1,441,558	1,441,558	665,000	636,387	84,881
Total
Residential Real Estate	1,700,861	1,700,861	—	1,743,906	31,853
Consumer	1,060,042	1,068,342	73,662	508,618	—
Commercial Business	77,206	972,206	—	85,020	—
Commercial Real Estate	6,526,016	7,558,319	665,000	8,689,204	297,067
Total	$9,364,125	$11,299,728	$738,662	$11,026,748	$328,920

In the course of resolving delinquent loans, the Bank may choose to restructure the contractual terms of certain loans. A troubled debt restructuring ("TDR") is a restructuring in which the Bank, for economic or legal reasons related to a borrower’s financial difficulties, grants a concession to a borrower that it would not otherwise consider (FASB ASC Topic 310-40).  The concessions granted on TDRs generally include terms to reduce the interest rate, extend the term of the debt obligation, or modify the payment structure on the debt obligation. The Bank grants such concessions to reassess the borrower’s financial status and develop a plan for repayment.
At the date of modification, TDRs are initially classified as nonaccrual TDRs. They are returned to accruing status when there is economic substance to the restructuring, there is documented credit evaluation of the borrower's financial condition, the remaining balance is reasonably assured of repayment in accordance with its modified terms, and the borrower has demonstrated sustained repayment performance in accordance with the modified terms for a reasonable period of time (generally a minimum of six months).
(4)       Loans Receivable, Net, Continued
The Bank had three TDRs with a total balance of $315,000 included in impaired loans at December 31, 2020 compared to five TDRs totaling $825,000 million at December 31, 2019. There was one TDR restructured during the year ended December 31, 2020 compared to none during the years ended December 31, 2019 and 2018. At December 31, 2020 and 2019, there were no TDRs in default. At December 31, 2018, there was one previously restructured loan with a balance of $374,000 in default. The Bank considers any loan 30 days or more past due to be in default.
Our policy with respect to accrual of interest on loans restructured as a TDR follows relevant supervisory guidance.  That is, if a borrower has demonstrated performance under the previous loan terms and shows capacity to perform under the restructured loan terms, continued accrual of interest at the restructured interest rate is probable.  If a borrower was materially delinquent on payments prior to the restructuring but shows capacity to meet the restructured loan terms, the loan will likely continue as nonaccrual going forward.  Lastly, if the borrower does not perform under the restructured terms, the loan is placed on nonaccrual status.
We will continue to closely monitor these loans and will cease accruing interest on them if management believes that the borrowers may not continue performing based on the restructured note terms.  If, after previously being classified as a TDR, a loan is restructured a second time, then that loan is automatically placed on nonaccrual status.  Our policy with respect to nonperforming loans requires the borrower to become current and then make a minimum of six consecutive payments in accordance with the loan terms before that loan can be placed back on accrual status.  Further, the borrower must show capacity to continue performing into the future prior to restoration of accrual status.

The CARES Act signed into law on March 27, 2020, amended GAAP with respect to the modification of loans to borrowers affected by the COVID-19 pandemic. Among other criteria, this guidance provided that short-term loan modifications made on a good faith basis to borrowers who were current as defined under the CARES Act prior to any relief, are not TDRs. This includes short-term (e.g. six months) modifications such as payment deferrals, fee waivers, extensions of repayment terms, or other delays in payment that are insignificant. To qualify as an eligible loan under the CARES Act, a loan modification must be 1) related to COVID-19; 2) executed on a loan that was not more than 30 days past due as of December 31, 2019; and 3) executed between March 1, 2020, and the earlier of a) 60 days after the date of termination of the national emergency by the President or b) December 31, 2020.

On April 7, 2020, the federal banking regulators issued a revised interagency statement on loan modifications and the reporting for financial institutions working with customers affected by the COVID-19 pandemic ("Interagency Statement"). The Interagency Statement confirmed that COVID-19 related short-term loan modifications (e.g., payment deferrals of six months or less) provided to borrowers that were current (less than 30 days past due) at the time the relief was granted are not TDR loans. Borrowers that do not meet the criteria in the CARES Act or the Interagency Statement are assessed for TDR loan classification in accordance with the Company’s accounting policies. As of December 31, 2020, there were eight loans still on deferral with a combined balance of $3.0 million. All loans modified due to COVID-19 are separately monitored and any request for continuation of relief beyond the initial modification will be reassessed at that time to determine if a further modification should be granted and if a downgrade in risk rating is appropriate.

On December 27, 2020, the CAA, 2021 was signed into law. Among other purposes, this act provides additional coronavirus emergency response and relief, including extending relief offered under the CARES Act related to troubled debt restructurings as a result of COVID-19 through January 1, 2022 or 60 days after the end of the national emergency declared by the President, whichever is earlier. Loan modifications in accordance with the CARES Act and related banking agency regulatory guidance are still subject to an evaluation in regards to determining whether or not a loan is deemed to be impaired.